Vista Outdoor Inc. - 10-K Income Taxes (Narrative) (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 25, 2023	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Operating Loss Carryforwards [Line Items]
Period after which tax positions classified as noncurrent income tax liabilities			1 year
Statutory federal income tax rate	21.00%
Vista Outdoor Inc.
Operating Loss Carryforwards [Line Items]
Capital loss carryforward			$ 19,472	$ 19,390
Valuation allowance			(21,605)	(21,382)
Income taxes paid, net of refunds	$ (513)	$ 251	65,161	43,201
Unrecognized tax benefit including interest and penalties	26,364		24,853	28,692
Unrecognized tax benefits that would impact effective tax rate			20,327	24,419
Amount of reasonably possible decrease in uncertain tax benefits	$ 857		716
Period after which tax positions classified as noncurrent income tax liabilities	1 year
Unrecognized tax benefits, income tax-related interest			2,708	2,462
Unrecognized tax benefits, tax penalties accrued			3,691	3,509
Unrecognized tax benefits, expense related to interest and penalties			$ 2,635	$ 2,503	$ 2,128
Statutory federal income tax rate			21.00%	21.00%	21.00%
Expiration Date in 2025 through 2045 | Vista Outdoor Inc.
Operating Loss Carryforwards [Line Items]
Net operating loss and credit carryovers			$ 5,726